Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	DREYFUS PREMIER INVESTMENT FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000881773
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2012
Dreyfus Global Real Estate Securities Fund (Prospectus Summary) | Dreyfus Global Real Estate Securities Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DRLAX
Dreyfus Global Real Estate Securities Fund (Prospectus Summary) | Dreyfus Global Real Estate Securities Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGBCX
Dreyfus Global Real Estate Securities Fund (Prospectus Summary) | Dreyfus Global Real Estate Securities Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DRLIX
Dreyfus Large Cap Equity Fund (Prospectus Summary) | Dreyfus Large Cap Equity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DLQAX
Dreyfus Large Cap Equity Fund (Prospectus Summary) | Dreyfus Large Cap Equity Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DEYCX
Dreyfus Large Cap Equity Fund (Prospectus Summary) | Dreyfus Large Cap Equity Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DLQIX
Dreyfus Large Cap Growth Fund (Prospectus Summary) | Dreyfus Large Cap Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DAPAX
Dreyfus Large Cap Growth Fund (Prospectus Summary) | Dreyfus Large Cap Growth Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGTCX
Dreyfus Large Cap Growth Fund (Prospectus Summary) | Dreyfus Large Cap Growth Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DAPIX